Subsequent events	6 Months Ended
Mar. 31, 2026
Subsequent events
Subsequent events

Note 21 – Subsequent events

Management has evaluated all subsequent events occurring after March 31, 2026, the date of the consolidated balance sheet, through the date these consolidated financial statements were issued in September 2026. Based on this evaluation, no events or transactions have occurred during this subsequent event period that would require accrual recognition in the consolidated financial statements or additional disclosure in the accompanying notes.